Business Combinations and Asset Acquisition (Details) - Brian's On-Site Recycling, Inc. [Member]	Jun. 26, 2016 USD ($)
Total	$ 200,000
Customer Lists [Member]
Total	82,000
Non-Compete Agreements [Member]
Total	32,000
Other Intangibles, Including Trade Name [Member]
Total	21,000
Goodwill [Member]
Total	50,000
Equipment [Member]
Total	$ 15,000